Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense at the Canadian statutory income tax rate of 27% (2017 - 26.10%)	$ 1,217	$ 1,021
Resource taxes	360	368
Resource and depletion allowances	(80)	(127)
Non-temporary differences including one-half of capital gains and losses	(157)	14
Tax pools not recognized (recognition of previously unrecognized tax pools)	4	(9)
Effect due to tax legislative changes		(13)
Withholding taxes	47	57
Difference in tax rates in foreign jurisdictions	2	129
Revisions to prior year estimates	(21)	12
Other	(7)	(27)
Provision for income taxes	$ 1,365	$ 1,425